Lease (Details) - Schedule of future minimum rent payable under the non-cancelable operating lease - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Future Minimum Rent Payable Under the Non-Cancelable Operating Lease [Abstract]
2023	$ 129,802
2024	155,785
Thereafter	93,685
Total lease payments	379,272
Less: imputed interest	(21,960)
Present value of lease liabilities	$ 357,312	$ 459,104